Condensed financial information of Plastec Technologies, Ltd. (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenues	933,888	911,294	1,291,223	1,323,533	966,755
Other incomes	6,266	1,600	2,431	4,711	4,364
Finance costs	(1,559)	(1,880)	(2,695)	(3,008)	(2,733)
Profit/(loss) before taxation	63,167	53,414	67,215	166,420	55,164
Taxation	3,344	13,379	16,811	33,106	10,857
Total comprehensive income/(loss)	59,823	40,035	50,404	133,314	44,307
Parent [Member]
Revenues	0		0	0	0
Other incomes	3,323		4,803	152	52
Administrative expenses	(2,243)		(4,163)	(11,474)	(1,025)
Finance costs	(3)		0	0	0
Profit/(loss) before taxation	1,077		640	(11,322)	(973)
Taxation	0		0	0	0
Total comprehensive income/(loss)	1,077		640	(11,322)	(973)